Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit)	$ (55,048)	$ 684
Deferred Tax Assets, Valuation Allowance	(11,660,247)	(11,619,578)
Valuation Allowance, Deferred Tax Asset, Change in Amount	41,000	(1,500,000)
Accrued Income Taxes, Noncurrent	0	37,212
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	9,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	1,000
Operating Loss Carryforwards, Limitations on Use, Amount	1,100,000
Operating Loss Carryforwards, Pre-Ownership Change, Amount	20,200,000
Operating Loss Forgive, Pre-Ownership Change, Amount	6,200,000
Tax Credit Carryforward, Pre-Ownership Change, Amount	1,200,000
U.S. federal [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Operating Loss Carryforwards	25,000,000
Operating Loss Carryforwards Expiration Date1	Approximately $10.2 million of the NOLs will begin to expire in 2023 with the balance expiring from 2024 through 2033
U.S. federal [Member] | Research and Development Expense [Member]
Tax Credit Carryforward, Amount	144,000
Tax Credit Carryforward Expiration Date1	expire in 2033
U.S. federal [Member] | Expiry in 2023 [Member]
Operating Loss Carryforwards	10,200,000
State and local [Member]
Operating Loss Carryforwards	31,100,000
Operating Loss Carryforwards Expiration Date1	Approximately $12.4 million of the Company's state NOLs expire in 2018 with the remaining balance expiring from 2019 through 2028.
State and local [Member] | Research and Development Expense [Member]
Tax Credit Carryforward, Amount	267,000
Tax Credit Carryforward Expiration Date1	expire in 2023 through 2027
State and local [Member] | Expiry in 2018 [Member]
Operating Loss Carryforwards	$ 12,400,000